Income Taxes - Additional Information (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Unrecognized tax benefit	$ 0	$ 0
Accrued interest and penalties	0	$ 0
Federal [Member]
Net operating loss carryforwards	53,000,000.0
Deferred tax assets, operating loss carryforwards, not subject to expiration	53,000,000.0
Foreign [Member]
Net operating loss carryforwards	30,000,000.0
Deferred tax assets, operating loss carryforwards, not subject to expiration	14,000,000.0
Foreign [Member] | 2026 [Member]
Deferred tax assets, operating loss carryforwards, subject to expiration	$ 16,000,000.0